Deposits, Prepayments and Other Current Assets	12 Months Ended
Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits, Prepayments and Other Current Assets

5. Deposits, Prepayments and Other Current Assets

	As of March 31,
	2024	2023
	USD	USD

Deposits	474	231
Prepayments	9,615	20,590
Other receivables	10,836	17,959
Less: amount classified as non-current assets	-	-
Amount classified as current assets	20,925	38,780